Consolidated Statements of Income (Loss) (Holmdel Pharmaceuticals, LP) (Holmdel Pharmaceuticals, LP, USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
NET REVENUES - related parties
InnoPran XL royalty		$ 7,135,981
Primlev royalty		860,203
Total Revenues		7,996,184
Costs and expenses:
Amortization of intangible assets		1,442,201
General and administrative		109,157
Acquisition expenses	1,352,158
Income (loss) from operations	(1,352,158)	6,444,826
Interest and other income (expense), net	78	914
Consolidated net income (loss)	$ (1,352,080)	$ 6,445,740